Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37790
Entity Registrant Name	51Talk Online Education Group
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6 Shenton Way, #38-01 OUE Downtown
Entity Address, Country	SG
Entity Address, Postal Zip Code	068809
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1247	5395
Auditor Name	Ernst & Young LLP	Marcum Asia CPAs LLP
Auditor Location	Singapore	New York
Entity Central Index Key	0001659494
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Contact Personnel Name	David Chung
Contact Personnel Email Address	ir@51talk.com
Entity Address, Address Line One	Room 2010 - 2011, 20/F, Tower 1, Times Square, Causeway Bay
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
ADS
Title of 12(b) Security	American Depositary Shares, each representing fifteen Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	COE
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	8,289,315
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	255,452,577
No Trading Symbol Flag	true
Class B ordinary shares
Entity Common Stock, Shares Outstanding	103,606,980
Ordinary Shares
Entity Common Stock, Shares Outstanding	359,059,557